Leases - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Interest expense	$ 0.0	$ 0.0	$ 0.0
Payments of lease liabilities	$ 0.2	$ 0.1